Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Net operating loss carryforwards	$ 48,300,000
Offset future taxable income expiry period	2031
Valuation allowance	3,015,100	3,572,000
Income tax benefit	$ 738,000	$ 0